Notes to the consolidated financial statements - General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to the consolidated financial statements
Expenses from share-based payments	€ (3,108)	€ (705)
General and administrative expenses
Notes to the consolidated financial statements
Personnel	(36,765)	(37,393)	€ (29,884)
Maintenance and lease	(5,853)	(4,306)	(2,505)
Third-party services	(27,669)	(28,875)	(6,914)
Legal and other professional services	(10,394)	(9,230)	(3,531)
Amortization and depreciation	(11,360)	(8,895)	(6,020)
Other	(12,137)	(11,703)	(4,700)
Total	(104,178)	(100,402)	(53,554)
Salary and salary-related expenses	28,704	24,274	20,442
Expenses from share-based payments	8,061	13,119	9,442
Insurance expense	€ 5,533	5,457	€ 1,288
General and administrative expenses | Right-of-use assets
Notes to the consolidated financial statements
Additional depreciation expense		€ 1,152